CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $)	12 Months Ended		87 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 1,141,458	$ 333,730	$ 2,076,359
Stock-based compensation, consulting fees	699,118	18,768	744,155
Sponsorship fee	$ 30,220	$ 0